Net Income (Loss) per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Net Income (Loss) per Share

9. Net Income (Loss) per Share

The Company applies the two-class method of computing net income (loss) per share in which net income (loss) is allocated to the two classes of common stock in the same fashion as dividends are distributed. The holders of the Class A Common Stock are entitled to receive dividends in preference to the holders of the Class B Common Stock as discussed above. After the payment of the Class A preferential dividends, the holders of the Class A and Class B Common Stock are entitled to share equally, on a per share basis, in all dividends declared by the Board of Directors. As a result of the cash dividend paid in October 2016, the holders of the Class A Common Stock are no longer entitled to receive any preferential dividends or preferential amounts in the event of any liquidation, dissolution, winding up or change of control transaction. Shares of Class B Common Stock are considered participating securities subsequent to the dividend payment in October 2016 for computation of net income (loss) per share.

Prior to October 2016, holders of Class B Common Stock did not participate as they were not entitled to receive dividends since holders of Class A Common Stock had not received the full preferential dividends. Class A common stockholders received their preferential dividend of $89,862,000 in October 2016 resulting in an excess dividend above earnings and a theoretical net loss attributable solely to Class A common stockholders of $81,513,000 for the year ended December 31, 2016. Class B common stockholders do not participate in a loss.

The following is a reconciliation of the weighted-average number of shares used to compute basic and diluted net income (loss) per share (in thousands, except per share amounts):

	Year Ended December 31,
	2017	2016	2015
Numerator :
Net income (loss) attributable to Class A common stockholders	$(8,021)	$8,349	$4,023
Denominator:
Weighted-average Class A common shares—basic	89,778	89,862	89,866
Effect of dilutive securities:
Stock options and non-vested shares	—	—	—

Weighted-average Class A common shares—diluted	89,778	89,862	89,866

Net income (loss) per share attributable to Class A common stockholders, basic and diluted	$(0.09)	$0.09	$0.04

Had the distributions been made in prior years, the net income per share for the year ended December 31, 2016, considering both A and B common stock, would have been $0.09. There were no Class A dilutive securities for the years ended December 31, 2017 and 2016.